OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedging reserve
At 1 January	£ (451)	£ 1,507
At 31 December	(5,168)	(451)	£ 1,507
Cash flow hedging reserve
Cash flow hedging reserve
At 1 January	(451)	1,507	1,556
Change in fair value of hedging derivatives	(4,717)	(1,532)	480
Net income statement transfers	0	(426)	(529)
At 31 December	(5,168)	(451)	1,507
Cash flow hedging reserve | Pre-tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	(6,520)	(2,138)	709
Net income statement transfers	(1)	(584)	(727)
Cash flow hedging reserve | Deferred tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	1,803	606	(229)
Net income statement transfers	£ 1	£ 158	£ 198